Van Kampen Emerging Growth Fund
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Van Kampen Emerging Growth Fund's investment objective is capital appreciation. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Fund's investment adviser to be emerging growth companies.

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any state regulator, and neither the SEC nor any state regulator has passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   This Prospectus is dated DECEMBER 30, 2002

                                 CLASS D SHARES

                                   PROSPECTUS

                         [VAN KAMPEN INVESTMENTS LOGO]

Table of Contents

Risk/Return Summary.........................................   3
Fees and Expenses of the Fund...............................   5
Investment Objective, Policies and Risks....................   6
Investment Advisory Services................................  10
Purchase of Shares..........................................  11
Redemption of Shares........................................  11
Distributions from the Fund.................................  12
Shareholder Services........................................  12
Federal Income Taxation.....................................  12
Financial Highlights........................................  14

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Fund's investment adviser or the Fund's distributor. This Prospectus does not constitute an offer by the Fund or by the Fund's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

Risk/Return Summary

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                              INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation.

                        PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Fund's investment adviser to be emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Fund's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investing in emerging growth companies involves risks not ordinarily associated with investments in other companies. The Fund generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

                           PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

MARKET RISK. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. During an overall stock market decline, stock prices of smaller or unseasoned companies (in which the Fund may invest) often fluctuate more and may fall more than the stock prices of larger, more established companies. Historically, smaller and medium sized company stocks have sometimes gone through extended periods when they did not perform as well as larger company stocks. The Fund may from time to time emphasize certain sectors of the market. To the extent the Fund invests a significant portion of its assets in securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

RISKS OF EMERGING GROWTH COMPANIES. Companies that the Fund's investment adviser believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

FOREIGN RISKS. Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation issues.

RISKS OF USING DERIVATIVE INSTRUMENTS. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and options on futures contracts are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

MANAGER RISK. As with any managed fund, the Fund's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.

                                INVESTOR PROFILE

In light of the Fund's investment objective and strategies, the Fund may be appropriate for investors who:
- Seek capital appreciation over the long-term

- Do not seek current income from their investment

- Can withstand substantial volatility in the value of their shares of the Fund

- Wish to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks of emerging growth companies

An investment in the Fund is not a deposit of any bank or other insured depository institution. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund. An investment in the Fund is intended to be a long-term investment, and the Fund should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE

One way to measure the risks of investing in the Fund is to look at how its performance has varied from year to year. The following chart shows the annual return of the Fund's Class D Shares over the one calendar year prior to the date of this Prospectus. Remember that past performance of the Fund is not indicative of its future performance.

[BAR GRAPH]

                                                                             ANNUAL RETURN
                                                                             -------------
2001                                                                            -32.40

The Fund's return for the nine-month period ended September 30, 2002 for Class D Shares was -31.12%. As a result of market activity, current performance may vary from the figures shown.

During the one-year period shown in the bar chart, the highest quarterly return for Class D Shares was 9.69% (for the quarter ended December 31, 2001) and the lowest quarterly return for Class D Shares was -23.34% (for the quarter ended March 31, 2001).

                            COMPARATIVE PERFORMANCE

As a basis for evaluating the Fund's performance and risks, the table below shows how the Fund's performance compares with the Russell 1000 Growth Index*, a broad-based market index that the Fund's investment adviser believes is an appropriate benchmark for the Fund. The index's performance figures do not include any commissions, sales charges or taxes that would be paid by investors purchasing the securities represented by the index. An investment cannot be made directly in the index. Average annual total returns are shown for the periods ended December 31, 2001 (the most recently completed calendar year prior to the date of this Prospectus). Remember that past performance of the Fund is not indicative of its future performance.

    AVERAGE ANNUAL
    TOTAL RETURNS
    FOR THE
    PERIODS ENDED                      PAST       SINCE
    DECEMBER 31, 2001                 1 YEAR    INCEPTION
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    Van Kampen Emerging Growth
    Fund -- Class D Shares            -32.40%    -40.09%(1)
    Russell 1000 Growth Index         -20.42%    -29.65%(2)
...............................................................

Inception dates:

(1) 10/17/00; (2) 10/19/00

* The Russell 1000 Growth Index measures the performance of those Russell 1000 companies (the 1000 largest U.S. companies) with higher price-to-book ratios and higher forecasted growth values.

Fees and Expenses
of the Fund

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This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                               CLASS D
                                               SHARES
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SHAREHOLDER FEES
(fees paid directly from your investment)
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Maximum sales charge (load) imposed on
purchases                                         None
...........................................................
Maximum deferred sales charge (load)              None
...........................................................
Maximum sales charge (load) imposed on
reinvested dividends                              None
...........................................................
Redemption fee                                    None
...........................................................
Exchange fee                                      None
...........................................................

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
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Management fees                                  0.44%
...........................................................
Distribution and/or service (12b-1) fees          None
...........................................................
Other expenses                                   0.37%
...........................................................
Total annual fund operating expenses             0.81%
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Example:

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you redeemed your shares or not, would be:

                       ONE       THREE       FIVE        TEN
                       YEAR      YEARS      YEARS       YEARS
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Class D Shares         $83       $259       $  450      $1,002
...................................................................

Investment Objective,
Policies and Risks

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The Fund's investment objective is capital appreciation. Any income received from the investment of portfolio securities is incidental to the Fund's investment objective. The Fund's investment objective may be changed by the Fund's Board of Trustees without shareholder approval, but no change is anticipated. If the Fund's investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in a portfolio of common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Fund's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investments in such companies may offer greater opportunities for growth of capital, but also may involve certain special risks. Emerging growth companies often have accelerating or higher than average rates of earnings growth, or new or limited products, markets, services, distribution channels or financial resources, or they may be dependent upon one or a few key people for management, or the companies have other special circumstances. The securities of such companies may be subject to more abrupt or erratic market movements than the market averages in general.

The Fund's primary investment approach is to seek what the Fund's investment adviser believes to be attractive growth opportunities on an individual company basis. The Fund's investment adviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund's investment adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Fund's investment adviser expects that many of the companies in which the Fund invests may, at the time of investment, be experiencing higher rates of earnings growth than average. The securities of such companies may trade at higher price to earnings ratios than average and rates of earnings growth may be volatile.

The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new or rejuvenated management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or other unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience unexpected fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

The Fund may dispose of a security whenever, in the opinion of the Fund's investment adviser, factors indicate it is desirable to do so. The Fund's investment adviser generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, changes in the market trend or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Fund's assets, the Fund's investment adviser may sell a portion of the position held.

The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.

The Fund invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Fund invests primarily in common stocks, the Fund may invest in preferred stocks, convertible securities and rights and warrants to purchase common or preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

                             RISKS OF INVESTING IN
                         SECURITIES OF FOREIGN ISSUERS

The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in foreign securities relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the investment adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                        USING OPTIONS, FUTURES CONTRACTS

                        AND OPTIONS ON FUTURES CONTRACTS

The Fund may, but is not required to, use various investment strategic transactions, including options, futures contracts and options on futures contracts, in several different ways depending upon the status of the Fund's investments and the expectations of the Fund's investment adviser concerning the securities markets. Although the Fund's investment adviser seeks to use these transactions to further the Fund's investment objective, no assurance can be given that the use of these transactions will achieve this result.

In times of stable or rising securities prices, the Fund generally seeks to be fully invested in equity securities. Even when the Fund is fully invested, however, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The Fund may also have cash on hand that has not yet been invested. The portion of the Fund's assets that is invested in cash or cash equivalents does not fluctuate with overall market prices, so that, in times of rising market prices, the Fund may underperform the market in proportion to the amount of cash or cash equivalents in its portfolio. By purchasing securities index futures contracts, however, the Fund can compensate for the cash portion of its assets.

The Fund can engage in options transactions on securities (or stock index options or options on futures contracts) to attempt to manage the Fund's risk in advancing or declining markets. For example, the value of a put option generally increases as the value of the underlying security declines. Value is protected against a market decline to the degree the performance of the put correlates with the performance of the Fund's investment portfolio. If the market remains stable or advances, the Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

The Fund is authorized to purchase and sell listed and over-the-counter options ("OTC Options"). OTC Options are subject to certain additional risks including default by the other party to the transaction and the liquidity of the transactions.

The Fund may use futures contracts in many ways. For example, if the Fund's investment adviser forecasts a market decline, the Fund may seek to reduce its exposure to the securities markets by increasing its cash position. By selling stock index futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of the Fund's portfolio securities. Sales of futures contracts frequently may be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been reached, the Fund could then liquidate securities in a more deliberate manner.

In certain cases, the options and futures contracts markets provide investment or risk management opportunities that are not available from direct investments in underlying securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing the options and futures contracts markets rather than purchasing or selling portfolio securities. However, such transactions involve risks different from those involved with direct investments in underlying securities. For example, there may be imperfect correlation between the value of the instruments and the underlying assets. In addition, the use of these transactions includes the risks of default by the other party to certain transactions. The Fund may incur losses in using these transactions that partially or completely offset gains in portfolio positions. These transactions may not be liquid and involve manager risk. In addition, such transactions may involve commissions and other costs, which may increase the Fund's expenses and reduce its return.

A more complete discussion of options, futures contracts and options on futures contracts and their risks is contained in the Fund's Statement of Additional Information. The Fund's Statement of Additional Information can be obtained by investors free of charge as described on the back cover of this Prospectus.

                       OTHER INVESTMENTS AND RISK FACTORS

For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Fund may invest up to 10% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund's Statement of Additional Information.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, or when the Fund's investment adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund's portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund's transaction costs (including brokerage commissions or dealer costs), which would adversely impact a fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Fund's investment adviser considers portfolio changes appropriate.

TEMPORARY DEFENSIVE STRATEGY. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least

$500 million, and repurchase agreements. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing and may not achieve its investment objective.

Investment
Advisory Services

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THE ADVISER. Van Kampen Asset Management Inc. is the Fund's investment adviser (the "Adviser" or "Asset Management"). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $65 billion under management or supervision as of September 30, 2002. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Funds Inc., the distributor of the Fund (the "Distributor") and the sponsor of the funds mentioned above, is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's principal office is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

ADVISORY AGREEMENT. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

    AVERAGE DAILY NET ASSETS  % PER ANNUM
--------------------------------------------------
    First $350 million          0.575%
...................................................
    Next $350 million           0.525%
...................................................
    Next $350 million           0.475%
...................................................
    Over $1,050 million         0.425%
...................................................

Applying this fee schedule, the effective advisory fee rate was 0.44% of the Fund's average daily net assets for the Fund's fiscal year ended August 31, 2002. The Fund's average daily net assets are determined by taking the average of all of the determinations of the net assets during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

Under the Advisory Agreement, the Adviser furnishes offices, necessary facilities and equipment, and provides administrative services to the Fund. The Fund pays all charges and expenses of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of trustees of the Fund (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser.

From time to time, the Adviser or the Distributor may voluntarily undertake to reduce the Fund's expenses by reducing the fees payable to them or by reducing other expenses of the Fund in accordance with such limitations as the Adviser or Distributor may establish.

The Adviser may utilize, at its own expense, credit analysis, research and trading support services provided by its affiliate, Van Kampen Investment Advisory Corp. ("Advisory Corp.").

PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Gary Lewis, a Managing Director of the Adviser, Dudley Brickhouse, an Executive Director of the Adviser, Janet Luby, an Executive Director of the Adviser, David Walker, an

Executive Director of the Adviser, Matthew Hart, a Vice President of the Adviser and Scott Miller, an Associate of the Adviser. The composition of the team may change without notice from time to time.

Purchase of Shares

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This Prospectus offers Class D Shares of the Fund. Class D Shares are offered without any sales charges on purchases or sales and without any distribution fee (12b-1). Class D Shares are available for purchase exclusively by investors through tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Morgan Stanley or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries.

Participants in such plans generally must contact the plan's administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer human resources department.

Other classes of shares of the Fund may be offered through one or more separate prospectuses of the Fund. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund and generally has the same rights, except for the differing sales loads, distribution fees, service fees and any related expenses associated with each class of shares, the exclusive voting rights by each class with respect to any distribution plan or service plan for such class or shares, and some classes may have different conversion rights or shareholder servicing options.

Class D Shares are sold at net asset value without a sales charge. The net asset value per share is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund's Board of Trustees reserves the right to calculate the net asset value per share more frequently than once daily if deemed desirable. Net asset value per share for Class D Shares is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest) attributable to Class D Shares, less all liabilities (including accrued expenses) attributable to Class D Shares, by the total number of shares of Class D Shares outstanding. Such computation is made by using prices as of the close of trading on the Exchange and (i) valuing securities listed or traded on a national securities exchange at the last reported sale price or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (ii) valuing over-the-counter securities at the last reported sales price from the National Association of Securities Dealers Automated Quotations ("NASDAQ") or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (iii) valuing unlisted securities at the mean between the last reported bid and asked prices obtained from reputable brokers and (iv) valuing any securities for which market quotations are not readily available and any other assets at their fair value as determined in good faith by the Adviser in accordance with procedures established by the Fund's Board of Trustees. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. See the financial statements and the notes thereto in the Fund's Statement of Additional Information.

The offering price of Class D Shares is the next determined net asset value per share after an order is received by the Fund's shareholder service agent, Van Kampen Investor Services Inc. ("Investor Services"), from the plan's administrator.

The Fund reserves the right to refuse any order for the purchase of shares. The Fund also reserves the right to suspend the sale of the Fund's shares in response to conditions in the securities markets or for other reasons.

Redemption of Shares

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Generally, shareholders of Class D Shares of the Fund may redeem for cash some or all of their shares without charge by the Fund at any time. Participants in employee benefit plans eligible to purchase shares generally must contact the plan's administrator to redeem shares. Such transactions generally are effected on behalf of a plan participant by a custodian or trustee for the plan. The redemption price will be the net asset value per share next determined after the receipt by Investor Services of a request from the plan's administrator, custodian or trustee provided such order is transmitted to Investor Services prior to Investor Services' close of business on such date. Redemptions completed through a plan administrator, custodian or trustee of a retirement plan account may involve additional fees charged by the plan administrator, custodian or trustee. For plan administrator contact information, participants should contact their respective employer human resources department.

Payment for shares redeemed generally will be made within seven days after receipt by Investor Services of the redemption request in proper form. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. Such payment may, under certain circumstances, be paid wholly or in part by a distribution-in-kind of portfolio securities. If the shares to be redeemed have been recently purchased by check, Investor Services may delay the payment of redemption proceeds until it confirms that the purchase check has cleared, which may take up to 15 calendar days from the date of purchase.

Distributions from the Fund

 -------------------------------------------------------------------------------

In addition to any increase in the value of shares which the Fund may achieve, shareholders may receive distributions from the Fund of dividends and capital gain dividends.

DIVIDENDS. Dividends from stocks and interest from other investments are the Fund's main sources of net investment income. The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least annually all, or substantially all, of this net investment income as dividends to shareholders. Dividends are automatically applied to purchase additional shares of the Fund at the next determined net asset value unless the shareholder instructs otherwise.

CAPITAL GAIN DIVIDENDS. The Fund may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Fund distributes any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends, capital gain dividends are automatically reinvested in additional shares of the Fund at the next determined net asset value unless the shareholder instructs otherwise.

Shareholder Services

 -------------------------------------------------------------------------------

Participants in the employee benefit plans eligible to purchase the shares of the Fund generally must contact the plan administrator to purchase, redeem or exchange shares. Shareholder services are only available to plan participants through a plan administrator. Participants should contact the appropriate plan administrator for information regarding the administration of participants' investments in the shares.

Federal Income Taxation

 -------------------------------------------------------------------------------

Distributions of the Fund's investment company taxable income (generally ordinary income and net short-term capital gain) are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) as capital gain dividends, if any, are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of how long the shares of the Fund have been held by such shareholders. The Fund expects that its distributions will consist primarily of ordinary income and capital gain dividends.

Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming such shares are held as a capital asset). Although distributions generally are treated as taxable in the year they are paid, distributions declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31st prior to the date of payment. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

The sale or exchange of shares may be a taxable transaction for federal income tax purposes. Shareholders who sell their shares will generally recognize a gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received. If the shares are held by the shareholder as a capital asset, the gain or loss will be a capital gain or loss. Any recognized capital gains may be taxed at different rates depending on how long the shareholder held the shares.

Backup withholding rules require the Fund, in certain circumstances, to withhold a percentage of dividends and certain other payments, including redemption proceeds, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and make certain required certifications (including certifications as to foreign status, if applicable) or who are otherwise subject to backup withholding.

Foreign shareholders, including shareholders who are non-resident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by an applicable treaty. Prospective foreign investors should consult their advisers concerning the tax consequences to them of an investment in shares.

The Fund intends to qualify as a regulated investment company under federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, the Fund will not be required to pay federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, then the Fund will be subject to a 4% excise tax on the undistributed amounts.

The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their own advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

Financial Highlights

 -------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class D Shares' financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's most recent financial statements, is included in the Statement of Additional Information and may be obtained without charge by calling the telephone number on the back cover of this Prospectus. The financial highlights table should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                                                             OCTOBER 17, 2000
                                                                                              (COMMENCEMENT
                                                                                              OF INVESTMENT
                                                                   FISCAL YEAR ENDED          OPERATIONS) TO
EMERGING GROWTH FUND CLASS D SHARES                                AUGUST 31, 2002(A)       AUGUST 31, 2001(A)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................            $ 43.27                  $ 97.10
                                                                        -------                  -------
  Net Investment Income/Loss................................               (.07)                     .17
  Net Realized and Unrealized Loss..........................             (12.10)                  (39.14)
                                                                        -------                  -------
Total from Investment Operations............................             (12.17)                  (38.97)
Less Distributions from Net Realized Gain...................                -0-                    14.86
                                                                        -------                  -------
Net Asset Value, End of the Period..........................            $ 31.10                  $ 43.27
                                                                        =======                  =======

Total Return (b)............................................            -28.13%                  -45.03%*
Net Assets at End of the Period (In millions)...............            $  29.8                  $  41.6
Ratio of Expenses to Average Net Assets.....................               .81%                     .72%
Ratio of Net Investment Income/Loss to Average Net Assets...              (.19%)                    .33%
Portfolio Turnover..........................................               230%                     148%

* Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period.

For More Information

 -------------------------------------------------------------------------------

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
- Contact you retirement plan administrator
- Call your broker
-WEB SITE
 www.vankampen.com
-FUNDINFO(R)
 Automated Telephone System 800-847-2424

DEALERS
- WEB SITE
  www.vankampen.com
-FUNDINFO(R)
 Automated Telephone System 800-847-2424
- Van Kampen Investments 800-421-5666

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
- For shareholder and dealer inquiries through TDD, call 800-421-2833

VAN KAMPEN EMERGING GROWTH FUND
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Investment Adviser
VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Distributor
VAN KAMPEN FUNDS INC.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Transfer Agent
VAN KAMPEN INVESTOR SERVICES INC.
PO Box 218256
Kansas City, MO 64121-8256
Attn: Van Kampen Emerging Growth Fund

Custodian
STATE STREET BANK AND TRUST COMPANY
225 West Franklin Street, PO Box 1713
Boston, MA 02110-1713
Attn: Van Kampen Emerging Growth Fund

Legal Counsel
SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Auditors
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, IL 60606

A Statement of Additional Information, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus.

You will find additional information about the Fund in its annual and semiannual reports to shareholders.
The annual report explains the market conditions and investment strategies affecting the Fund's performance during its last fiscal year.


You can ask questions or obtain a free copy of the Fund's reports or its Statement of Additional Information by calling (800) 847-2424.
Telecommunications Device for the Deaf users may call (800) 421-2833. A free copy of the Fund's reports can also be ordered from our web site at www.vankampen.com.

Information about the Fund, including its reports and Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

                               DECEMBER 30, 2002

                                 CLASS D SHARES

                                   PROSPECTUS

Van Kampen
Emerging
Growth Fund

                                                   [VAN KAMPEN INVESTMENTS LOGO]
                                                                 EMG PRO D 12/02
The Fund's Investment Company
Act File No. is 811-2424.

Van Kampen Emerging Growth Fund
 -------------------------------------------------------------------------------

Van Kampen Emerging Growth Fund's investment objective is capital appreciation. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Fund's investment adviser to be emerging growth companies.

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any state regulator, and neither the SEC nor any state regulator has passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   This Prospectus is dated DECEMBER 30, 2002

                                 CLASS R SHARES

                                   PROSPECTUS

                         [VAN KAMPEN INVESTMENTS LOGO]

Table of Contents

Risk/Return Summary.........................................   3
Fees and Expenses of the Fund...............................   6
Investment Objective, Policies and Risks....................   6
Investment Advisory Services................................  10
Purchase of Shares..........................................  11
Redemption of Shares........................................  13
Distributions from the Fund.................................  13
Shareholder Services........................................  14
Federal Income Taxation.....................................  14

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Fund's investment adviser or the Fund's distributor. This Prospectus does not constitute an offer by the Fund or by the Fund's distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer in such jurisdiction.

Risk/Return Summary

 -------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE

The Fund's investment objective is capital appreciation.

                        PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Fund's investment adviser to be emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Fund's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investing in emerging growth companies involves risks not ordinarily associated with investments in other companies. The Fund generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

                           PRINCIPAL INVESTMENT RISKS

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

MARKET RISK. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. During an overall stock market decline, stock prices of smaller or unseasoned companies (in which the Fund may invest) often fluctuate more and may fall more than the stock prices of larger, more established companies. Historically, smaller and medium sized company stocks have sometimes gone through extended periods when they did not perform as well as larger company stocks. The Fund may from time to time emphasize certain sectors of the market. To the extent the Fund invests a significant portion of its assets in securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

RISKS OF EMERGING GROWTH COMPANIES. Companies that the Fund's investment adviser believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

FOREIGN RISKS. Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading and foreign taxation issues.

RISKS OF USING DERIVATIVE INSTRUMENTS. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and options on futures contracts are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

MANAGER RISK. As with any managed fund, the Fund's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.

                                INVESTOR PROFILE

In light of the Fund's investment objective and strategies, the Fund may be appropriate for investors who:

- Seek capital appreciation over the long-term

- Do not seek current income from their investment

- Can withstand substantial volatility in the value of their shares of the Fund

- Wish to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks of emerging growth companies

An investment in the Fund is not a deposit of any bank or other insured depository institution. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund. An investment in the Fund is intended to be a long-term investment, and the Fund should not be used as a trading vehicle.

                               ANNUAL PERFORMANCE

One way to measure the risks of investing in the Fund is to look at how its performance has varied from year to year. The following chart shows the annual returns of the Fund* over the ten calendar years prior to the date of this Prospectus. Remember that past performance of the Fund is not indicative of its future performance.

[BAR GRAPH]

                                                                             ANNUAL RETURN
                                                                             -------------
1992                                                                              9.73
1993                                                                             23.92
1994                                                                             -7.12
1995                                                                             44.63
1996                                                                             17.91
1997                                                                             21.34
1998                                                                             34.73
1999                                                                            103.72
2000                                                                            -11.36
2001                                                                            -32.59

* Class R Shares of the Fund were first sold on October 1, 2002 and, as of the date of this Prospectus, do not have a full calendar year of return information to report. The returns shown in the Annual Performance chart above (and in the Comparative Performance chart below) are for the Class A Shares of the Fund (which are offered in a separate prospectus). The Class A Shares' sales loads are not reflected in this chart. If these sales loads had been included, the returns shown above would have been lower. The annual returns of the Fund's Class R Shares would be substantially similar to that shown for the Class A Shares because all of the Fund's shares are invested in the same portfolio of securities; however, the actual annual returns of the Class R Shares will differ from the annual returns shown for the Fund's Class A Shares because of differences in the sales charges and expenses borne by each class of shares. Return information for the Fund's Class R Shares will be shown in future prospectuses offering the Fund's Class R Shares after the Fund's Class R Shares have a full calendar year of return information to report.

The Fund's return for the nine-month period ended September 30, 2002 for Class A Shares was -31.26%. As a result of market activity, current performance may vary from the figures shown.

During the ten-year period shown in the bar chart, the highest quarterly return for Class A Shares was 61.33% (for the quarter ended December 31, 1999) and the lowest quarterly return for Class A Shares was -25.34% (for the quarter ended December 31, 2000).

                            COMPARATIVE PERFORMANCE

As a basis for evaluating the Fund's performance and risks, the table below shows how the Fund's performance compares with the Russell 1000 Growth Index*, a broad-based market index that the Fund's investment adviser believes is an appropriate benchmark for the Fund. The Fund's performance figures are for the Fund's Class A Shares and include the maximum sales charges paid by investors on such Class A Shares**. The index's performance figures do not include any commissions, sales charges or taxes that would be paid by investors purchasing the securities represented by the index. An investment cannot be made directly in the index.

In addition to before tax returns the table also shows after tax returns for the Fund's Class A Shares in two ways: (i) after taxes on distributions and (ii) after taxes on distributions and sale of Fund shares. The after tax returns for the Fund's Class R Shares will vary from the Class A Shares' returns. After tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods shown and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown, and after tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. An after tax return may be higher than the before tax return due to an assumed benefit from any capital loss that would have been realized had Fund shares been sold at the end of the relevant period.

Average annual total returns (before and after taxes) are shown for the periods ended December 31, 2001 (the most recently completed calendar year prior to the date of this Prospectus). Remember that past performance (before and after taxes) of the Fund is not indicative of its future performance.

    AVERAGE ANNUAL
    TOTAL RETURNS
    FOR THE
    PERIODS ENDED            PAST      PAST       PAST
    DECEMBER 31, 2001       1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------------
    Van Kampen Emerging
    Growth Fund -- Class A
    Shares**
      Returns Before Taxes  -36.47%   13.40%     14.98%
      Return After Taxes
      on Distributions      -36.47%   11.24%     12.95%
      Return After Taxes
      on Distributions
      and Sale of Fund
      Shares                -22.21%   11.39%     12.55%
    Russell 1000 Growth
    Index                   -20.42%    8.27%     10.79%
..............................................................

 * The Russell 1000 Growth Index measures the performance of those Russell 1000 companies (the 1000 largest U.S. companies) with higher price-to-book ratios and higher forecasted growth values.

** Class R Shares of the Fund were first sold on October 1, 2002 and, as of the date of this Prospectus, do not have a full calendar year of return information to report. The returns shown in the Comparative Performance chart are for the Class A Shares of the Fund (which are offered in a separate prospectus). The annual returns of the Fund's Class R Shares would be substantially similar to that shown for the Class A Shares because all of the Fund's shares are invested in the same portfolio of securities; however, the actual annual returns of the Class R Shares will differ from the annual returns shown for the Fund's Class A Shares because of differences in the sales charges and expenses borne by each class of shares. Return information for the Fund's Class R Shares will be shown in future prospectuses offering the Fund's Class R Shares after the Fund's Class R Shares have a full calendar year of return information to report.

Fees and Expenses
of the Fund
 -------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                               CLASS R
                                               SHARES
----------------------------------------------------------

SHAREHOLDER FEES
(fees paid directly from your investment)
----------------------------------------------------------
Maximum sales charge (load) imposed on
purchases                                         None
...........................................................
Maximum deferred sales charge (load)              None
...........................................................
Maximum sales charge (load) imposed on
reinvested dividends                              None
...........................................................
Redemption fee                                    None
...........................................................
Exchange fee                                      None
...........................................................

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
----------------------------------------------------------
Management fees                                  0.44%
...........................................................
Distribution and/or service (12b-1) fees(1)      0.50%
...........................................................
Other expenses(2)                                0.37%
...........................................................
Total annual fund operating expenses             1.31%
...........................................................

(1) Class R shares are subject to a combined annual distribution and service fee of up to 0.50% of the average daily net assets attributable to such class of shares. See "Purchase of Shares."

(2) Other expenses are based on estimated amounts for the current fiscal year.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you redeemed your shares or not, would be:

                       ONE       THREE      FIVE        TEN
                       YEAR      YEARS      YEARS      YEARS
-----------------------------------------------------------------
Class R Shares         $133      $415       $718       $1,579
..................................................................

Investment Objective,
Policies and Risks

 -------------------------------------------------------------------------------

The Fund's investment objective is capital appreciation. Any income received from the investment of portfolio securities is incidental to the Fund's investment objective. The Fund's investment objective may be changed by the Fund's Board of Trustees without shareholder approval, but no change is anticipated. If the Fund's investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing at least 65% of the Fund's total assets in a portfolio of common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Fund's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investments in such companies may offer greater opportunities for growth of capital, but also may involve certain special risks. Emerging growth companies often have accelerating or higher than average rates of earnings growth, or new or limited products, markets, services, distribution channels or financial resources, or they may be dependent upon one or a few key people for management, or the companies have other special circumstances. The securities of such companies may be subject to more abrupt or erratic market movements than the market averages in general.

The Fund's primary investment approach is to seek what the Fund's investment adviser believes to be attractive growth opportunities on an individual company basis. The Fund's investment adviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund's investment adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Fund's investment adviser expects that many of the companies in which the Fund invests may, at the time of investment, be experiencing higher rates of earnings growth than average. The securities of such companies may trade at higher price to earnings ratios than average and rates of earnings growth may be volatile.

The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new or rejuvenated management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or other unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience unexpected fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

The Fund may dispose of a security whenever, in the opinion of the Fund's investment adviser, factors indicate it is desirable to do so. The Fund's investment adviser generally sells securities when it believes growth potential, earnings expectations or valuations flatten or decline. Other factors may include changes in the company's operations or relative market performance, changes in the appreciation possibilities offered by individual securities, changes in the market trend or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Fund's assets, the Fund's investment adviser may sell a portion of the position held.

The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.

The Fund invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Fund invests primarily in common stocks, the Fund may invest in preferred stocks, convertible securities and rights and warrants to purchase common or preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

                             RISKS OF INVESTING IN
                         SECURITIES OF FOREIGN ISSUERS

The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in foreign securities relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the investment adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

                        USING OPTIONS, FUTURES CONTRACTS

                        AND OPTIONS ON FUTURES CONTRACTS

The Fund may, but is not required to, use various investment strategic transactions, including options, futures contracts and options on futures contracts, in several different ways depending upon the status of the Fund's investments and the expectations of the Fund's investment adviser concerning the securities markets. Although the Fund's investment adviser seeks to use these transactions to further the Fund's investment objective, no assurance can be given that the use of these transactions will achieve this result.

In times of stable or rising securities prices, the Fund generally seeks to be fully invested in equity securities. Even when the Fund is fully invested, however, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The Fund may also have cash on hand that has not yet been invested. The portion of the Fund's assets that is invested in cash or cash equivalents does not fluctuate with overall market prices, so that, in times of rising market prices, the Fund may underperform the market in proportion to the amount of cash or cash equivalents in its portfolio. By purchasing securities index futures contracts, however, the Fund can compensate for the cash portion of its assets.

The Fund can engage in options transactions on securities (or stock index options or options on futures contracts) to attempt to manage the Fund's risk in advancing or declining markets. For example, the value of a put option generally increases as the value of the underlying security declines. Value is protected against a market decline to the degree the performance of the put correlates with the performance of the Fund's investment portfolio. If the market remains stable or advances, the Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

The Fund is authorized to purchase and sell listed and over-the-counter options ("OTC Options"). OTC Options are subject to certain additional risks including default by the other party to the transaction and the liquidity of the transactions.

The Fund may use futures contracts in many ways. For example, if the Fund's investment adviser forecasts a market decline, the Fund may seek to reduce its exposure to the securities markets by increasing its cash position. By selling stock index futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of the Fund's portfolio securities. Sales of futures contracts frequently may be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been reached, the Fund could then liquidate securities in a more deliberate manner.

In certain cases, the options and futures contracts markets provide investment or risk management opportunities that are not available from direct investments in underlying securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing the options and futures contracts markets rather than purchasing or selling portfolio securities. However, such transactions involve risks different from those involved with direct investments in underlying securities. For example, there may be imperfect correlation between the value of the instruments and the underlying assets. In addition, the use of these transactions includes the risks of default by the other party to certain transactions. The Fund may incur losses in using these transactions that partially or completely offset gains in portfolio positions. These transactions may not be liquid and involve manager risk. In addition, such transactions may involve commissions and other costs, which may increase the Fund's expenses and reduce its return.

A more complete discussion of options, futures contracts and options on futures contracts and their risks is contained in the Fund's Statement of Additional Information. The Fund's Statement of Additional Information can be obtained by investors free of charge as described on the back cover of this Prospectus.

                       OTHER INVESTMENTS AND RISK FACTORS

For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Fund may invest up to 10% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund's Statement of Additional Information.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, or when the Fund's investment adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund's portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund's transaction costs (including brokerage commissions or dealer costs), which would adversely impact a fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Fund's investment adviser considers portfolio changes appropriate.

TEMPORARY DEFENSIVE STRATEGY. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing and may not achieve its investment objective.

Investment
Advisory Services

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THE ADVISER. Van Kampen Asset Management Inc. is the Fund's investment adviser (the "Adviser" or "Asset Management"). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $65 billion under management or supervision as of September 30, 2002. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Funds Inc., the distributor of the Fund (the "Distributor") and the sponsor of the funds mentioned above, is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Adviser's principal office is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

ADVISORY AGREEMENT. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund (the "Advisory Agreement"), the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

    AVERAGE DAILY NET ASSETS  % PER ANNUM
--------------------------------------------------
    First $350 million          0.575%
...................................................
    Next $350 million           0.525%
...................................................
    Next $350 million           0.475%
...................................................
    Over $1,050 million         0.425%
...................................................

Applying this fee schedule, the effective advisory fee rate was 0.44% of the Fund's average daily net assets for the Fund's fiscal year ended August 31, 2002. The Fund's average daily net assets are determined by taking the average of all of the determinations of the net assets during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month.

Under the Advisory Agreement, the Adviser furnishes offices, necessary facilities and equipment, and provides administrative services to the Fund. The Fund pays all charges and expenses of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of trustees of the Fund (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser.

From time to time, the Adviser or the Distributor may voluntarily undertake to reduce the Fund's expenses by reducing the fees payable to them or by reducing other expenses of the Fund in accordance with such limitations as the Adviser or Distributor may establish.

The Adviser may utilize, at its own expense, credit analysis, research and trading support services provided by its affiliate, Van Kampen Investment Advisory Corp. ("Advisory Corp.").

PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Gary Lewis, a Managing Director of the Adviser, Dudley Brickhouse, an Executive Director of the Adviser, Janet Luby, an Executive Director of the Adviser, David Walker, an Executive Director of the Adviser, Matthew Hart, a Vice President of the Adviser and Scott Miller, an Associate of the Adviser. The composition of the team may change without notice from time to time.

Purchase of Shares

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This Prospectus offers Class R Shares of the Fund. Class R Shares are offered without any sales charges on purchases or sales. Class R Shares are subject to distribution (12b-1) and service fees as described herein. Class R Shares are available for purchase exclusively by investors through certain tax-deferred retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

Participants in such plans must contact the plan's administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer human resources department.

Other classes of shares of the Fund may be offered through one or more separate prospectuses of the Fund. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund and generally has the same rights, except for the differing sales loads, distribution fees, service fees and any related expenses associated with each class of shares, the exclusive voting rights by each class with respect to any distribution plan or service plan for such class of shares, and some classes may have different conversion rights or shareholder servicing options.

Class R Shares are sold at net asset value without a sales charge. The net asset value per share is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund's Board of Trustees reserves the right to calculate the net asset value per share more frequently than once daily if deemed desirable. Net asset value per share for Class R Shares is determined by dividing the value of the Fund's portfolio securities, cash and other assets (including accrued interest) attributable to Class R Shares, less all liabilities (including accrued expenses) attributable to Class R Shares, by the total number of Class R Shares outstanding. Such computation is made by using prices as of the close of trading on the Exchange and (i) valuing securities listed or traded on a national securities exchange at the last reported sale price or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (ii) valuing over-the-counter securities at the last reported sales price from the National Association of Securities Dealers Automated Quotations ("NASDAQ") or, if there has been no sale that day, at the mean between the last reported bid and asked prices, (iii) valuing unlisted securities at the mean between the last reported bid and asked prices obtained from reputable brokers and (iv) valuing any securities for which market quotations are not readily available and any other assets at their fair value as determined in good faith by the Adviser in accordance with procedures established by the Fund's Board of Trustees. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. See the financial statements and the notes thereto in the Fund's Statement of Additional Information.

The Fund has adopted a distribution plan (the "Distribution Plan") with respect to Class R Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund has also adopted a service plan (the "Service Plan") with respect to Class R Shares. Under the Distribution Plan and the Service Plan, the Fund pays distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing services to Class R shareholders and the maintenance of shareholder accounts. Under the Distribution Plan and the Service Plan, the Fund may spend up to a total of 0.50% per year of the Fund's average daily net assets with respect to Class R Shares of the Fund. From such amount, under the Service Plan, the Fund may spend up to 0.25% per year of the Fund's average daily net assets with respect to Class R Shares of the Fund.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the NASD. The net income attributable to Class R Shares will be reduced by the amount of the distribution fees and service fees and other expenses of the Fund associated with Class R Shares.

The shares are offered on a continuous basis through the Distributor as principal underwriter, which is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555. Shares may be purchased through members of the NASD who are acting as securities dealers ("dealers") and NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). "Dealers" and "brokers" are sometimes referred to herein as "authorized dealers."

Shares may be purchased on any business day by completing the account application form and forwarding the account application form, directly or through an authorized dealer, to the Fund's shareholder service agent, Van Kampen Investor Services Inc. ("Investor Services"), a wholly owned subsidiary of Van Kampen Investments. Sales personnel of authorized dealers distributing the Fund's Class R Shares are entitled to receive compensation for selling such shares.

The offering price of Class R shares is the next determined net asset value per share after an order is received by Investor Services. Orders received by authorized dealers prior to the close of the Exchange are priced based on the date of receipt, provided such order is transmitted to Investor Services prior to Investor Services' close of business on such date. Orders received by authorized dealers after the close of the Exchange or transmitted to Investor Services after its close of business are priced based on the date of the next determined net asset value per share provided they are received by Investor Services prior to Investor Services' close of business on such date. It is the responsibility of authorized dealers to transmit orders received by them to Investor Services so they will be received in a timely manner.

The Fund and the Distributor reserve the right to refuse any order for the purchase of shares. The Fund also reserves the right to suspend the sale of the Fund's shares in response to conditions in the securities markets or for other reasons.

Investor accounts will automatically be credited with additional shares of the Fund after any Fund distributions, such as dividends and capital gain dividends, unless the investor instructs the Fund otherwise. Investors wishing to receive cash instead of additional shares should contact the plan administrator.

Redemption of Shares

 -------------------------------------------------------------------------------

Generally, shareholders of Class R Shares of the Fund may redeem for cash some or all of their shares without charge by the Fund at any time. Participants in employee benefit plans eligible to purchase shares generally must contact the plan's administrator to redeem shares. Such transactions generally are effected on behalf of a plan participant by a custodian or trustee for the plan. Plan administrators and custodians or trustees may place redemption requests directly with Investor Services or through an authorized dealer following procedures specified by such authorized dealer. The redemption price will be the net asset value per share next determined after the receipt by Investor Services of a request from the plan's administrator, custodian or trustee or by the Distributor from an authorized dealer provided such order is transmitted to Investor Services or the Distributor prior to Investor Services' or the Distributor's close of business on such date. It is the responsibility of plan administrators, custodians or trustees and authorized dealers to transmit redemption requests received by them to Investor Services or the Distributor so they will be received prior to such time. Redemptions completed through a plan administrator, custodian or trustee of a retirement plan account or authorized dealer may involve additional fees charged by the plan administrator, custodian or trustee or authorized dealer. For plan administrator contact information, participants should contact their respective employer human resources department.

Payment for shares redeemed generally will be made within seven days after receipt by Investor Services or the Distributor of the redemption request. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. Such payment may, under certain circumstances, be paid wholly or in part by a distribution-in-kind of portfolio securities. If the shares to be redeemed have been recently purchased by check, Investor Services may delay the payment of redemption proceeds until it confirms that the purchase check has cleared, which may take up to 15 calendar days from the date of purchase.

Distributions from the Fund

 -------------------------------------------------------------------------------

In addition to any increase in the value of shares which the Fund may achieve, shareholders may receive distributions from the Fund of dividends and capital gain dividends.

DIVIDENDS. Dividends from stocks and interest from other investments are the Fund's main sources of net investment income. The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least annually all, or substantially all, of this net investment income as dividends to shareholders. Dividends are automatically applied to purchase additional shares of the Fund at the next determined net asset value unless the shareholder instructs otherwise.

CAPITAL GAIN DIVIDENDS. The Fund may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Fund distributes any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends, capital gain dividends are automatically reinvested in additional shares of the Fund at the next determined net asset value unless the shareholder instructs otherwise.

Shareholder Services

 -------------------------------------------------------------------------------

Participants in the employee benefit plans eligible to purchase the shares of the Fund generally must contact the plan administrator to purchase, redeem or exchange shares. Shareholder services are only available to plan participants through a plan administrator. Participants should contact the appropriate plan administrator for information regarding the administration of participants' investments in the shares.

Federal Income Taxation

 -------------------------------------------------------------------------------

Distributions of the Fund's investment company taxable income (generally ordinary income and net short-term capital gain) are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains (which is the excess of net long-term capital gain over net short-term capital loss) as capital gain dividends, if any, are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of how long the shares of the Fund have been held by such shareholders. The Fund expects that its distributions will consist primarily of ordinary income and capital gain dividends. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming such shares are held as a capital asset). Although distributions generally are treated as taxable in the year they are paid, distributions declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31st prior to the date of payment. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

The sale or exchange of shares may be a taxable transaction for federal income tax purposes. Shareholders who sell their shares will generally recognize a gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received. If the shares are held by the shareholder as a capital asset, the gain or loss will be a capital gain or loss. Any recognized capital gains may be taxed at different rates depending on how long the shareholder held the shares.

Backup withholding rules require the Fund, in certain circumstances, to withhold a percentage of dividends and certain other payments, including redemption proceeds, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and make certain required certifications (including certifications as to foreign status, if applicable) or who are otherwise subject to backup withholding.

Foreign shareholders, including shareholders who are non-resident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by an applicable treaty. Prospective foreign investors should consult their advisers concerning the tax consequences to them of an investment in shares.

The Fund intends to qualify as a regulated investment company under federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, the Fund will not be required to pay federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, then the Fund will be subject to a 4% excise tax on the undistributed amounts.

The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their own advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effects of state local and foreign tax law and any proposed tax law changes.

For More Information

 -------------------------------------------------------------------------------

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
  - Contact your retirement plan administrator

  - Call your broker

  - WEB SITE
    www.vankampen.com

  - FUNDINFO(R)
    Automated Telephone System 800-847-2424

DEALERS

  - WEB SITE
    www.vankampen.com

  - FUNDINFO(R)
    Automated Telephone System 800-847-2424

  - VAN KAMPEN INVESTMENTS 800-421-5666

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
  - For shareholder and dealer inquiries through TDD, call 800-421-2833

VAN KAMPEN EMERGING GROWTH FUND
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Investment Adviser
VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Distributor
VAN KAMPEN FUNDS INC.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Transfer Agent
VAN KAMPEN INVESTOR SERVICES INC.
PO Box 218256
Kansas City, MO 64121-8256
Attn: Van Kampen Emerging Growth Fund

Custodian
STATE STREET BANK AND TRUST COMPANY
225 West Franklin Street, PO Box 1713
Boston, MA 02110-1713
Attn: Van Kampen Emerging Growth Fund

Legal Counsel
SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Auditors
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, IL 60606

A Statement of Additional Information, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus.

You will find additional information about the Fund in its annual and semiannual reports to shareholders.
The annual report explains the market conditions and investment strategies affecting the Fund's performance during its last fiscal year.


You can ask questions or obtain a free copy of the Fund's reports or its Statement of Additional Information by calling (800) 847-2424.
Telecommunications Device for the Deaf users may call (800) 421-2833. A free copy of the Fund's reports can also be ordered from our web site at www.vankampen.com.

Information about the Fund, including its reports and Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

                               DECEMBER 30, 2002

                                 CLASS R SHARES

                                   PROSPECTUS

Van Kampen
Emerging
Growth Fund

                                                   [VAN KAMPEN INVESTMENTS LOGO]
                                                                 EMG PRO R 12/02
The Fund's Investment Company
Act File No. is 811-2424.